As filed with the Securities and Exchange Commission on January 15, 2016

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 121

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 121

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, 16th Floor

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

JOHN A. BLAISDELL

Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

(Name and Address of Agent for Service)

COPIES TO:

GEORGE J. ZORNADA

K&L Gates LLP

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston in the State of Texas, on this 15th day of January, 2016.

FORWARD FUNDS

/s/ John Blaisdell
John A. Blaisdell
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John Blaisdell	President and Trustee	January 15, 2016
John A. Blaisdell

/s/ Haig G. Mardikian*	Trustee	January 15, 2016
Haig G. Mardikian

/s/ G. Edward Powell*	Trustee	January 15, 2016
Edward Powell

/s/ Cecilia H. Herbert*	Trustee	January 15, 2016
Cecilia H. Herbert

/s/ Julie Allecta*	Trustee	January 15, 2016
Julie Allecta

/s/ A. John Gambs*	Trustee	January 15, 2016
A. John Gambs

/s/ Karin B. Bonding*	Trustee	January 15, 2016
Karin B. Bonding

/s/ Jonathan P. Carroll*	Trustee	January 15, 2016
Jonathan P. Carroll

/s/ Bernard Harris, Jr.*	Trustee	January 15, 2016
Bernard A. Harris, Jr.

/s/ Jeremy L. Radcliffe*	Secretary and Trustee	January 15, 2016
Jeremy L. Radcliffe

/s/ Richard C. Johnson*	Trustee	January 15, 2016
Richard C. Johnson

/s/ Scott Schwinger*	Trustee	January 15, 2016
Scott E. Schwinger

/s/ Barbara Tolle	Treasurer	January 15, 2016
Barbara Tolle

*By:	/s/ Barbara Tolle	January 15, 2016
Barbara Tolle
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase